Cover	Oct. 27, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2022
Entity File Number	000-20728
Entity Registrant Name	Qumu Corporation
Entity Central Index Key	0000892482
Entity Tax Identification Number	41-1577970
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	400 S. 4th Street
Entity Address, Address Line Two	Suite 401-412
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55415
City Area Code	(612)
Local Phone Number	638-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	QUMU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false